Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Segment Information
a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2017

Revenue from external customers	$126,225,119	$26,157,277	$133,948,016	$4,110,796	$—	$290,441,208
Inter-group revenue (Note 1)	4,911,026	184,707	47,119,404	8,383,640	(60,598,777)	—
Segment revenue	131,136,145	26,341,984	181,067,420	12,494,436	—	351,039,985
Interest income	43,744	48,532	269,640	214,265	(269,310)	306,871
Interest expense	(1,969,562)	(11,920)	—	(62,714)	269,310	(1,774,886)
Depreciation and amortization	(19,105,457)	(6,476,743)	(2,133,253)	(1,489,731)	—	(29,205,184)
Share of the profit or loss of associates and joint ventures	568,291	(42,509)	—	—	—	525,782
Impairment loss	(218,214)	(72,798)	—	(473,869)	—	(764,881)
Segment profit before income tax	12,065,304	6,904,067	6,883,327	5,167,965	—	31,020,663
Expenditures for segment assets	17,769,612	4,507,097	850,235	550,738	—	23,677,682

December 31, 2017

Investments accounted for using the equity method	48,566,333	187,418	—	—	—	48,753,751

For the year ended December 31, 2018

Revenue from external customers	$178,308,222	$35,903,202	$151,890,384	$4,990,613	$—	$371,092,421
Inter-group revenues (Note 1)	3,531,431	212,310	58,836,465	7,637,053	(70,217,259)	—
Segment revenues	181,839,653	36,115,512	210,726,849	12,627,666	—	441,309,680
Interest income	166,761	55,108	354,343	352,232	(462,233)	466,211
Interest expense	(3,647,601)	(101,338)	—	(249,180)	462,233	(3,535,886)
Depreciation and amortization	(29,491,977)	(9,560,610)	(2,065,590)	(1,570,726)	—	(42,688,903)
Share of the profit or loss of associates and joint ventures	(456,846)	(23,398)	—	—	—	(480,244)
Impairment loss	(654,081)	—	—	—	—	(654,081)
Segment profit before income tax	17,866,431	7,952,484	6,225,984	(107,221)	—	31,937,678
Expenditures for segment assets	22,787,190	12,991,023	2,529,771	784,254	—	39,092,238

December 31, 2018

Investments accounted for using the equity method	9,152,290	160,018	—	—	—	9,312,308
Contract assets	3,488,372	1,000,128	—	—	—	4,488,500

For the year ended December 31, 2019

Revenue from external customers	$198,916,897	$42,658,686	$165,789,479	$5,817,122	$—	$413,182,184
Inter-group revenues (Note 1)	5,370,963	231,399	60,638,567	7,431,399	(73,672,328)	—
Segment revenues	204,287,860	42,890,085	226,428,046	13,248,521	—	486,854,512
Interest income	186,291	90,091	249,487	284,458	(260,646)	549,681
Interest expense	(3,403,475)	(545,609)	(255,404)	(243,013)	260,646	(4,186,855)
Depreciation and amortization	(33,456,831)	(12,379,703)	(2,534,825)	(2,095,482)	—	(50,466,841)
Share of the profit or loss of associates and joint ventures	75,303	39,852	67,120	—	—	182,275
Impairment loss	(601,066)	(141)	—	—	—	(601,207)
Segment profit before income tax	7,572,763	10,321,537	6,082,106	(696,595)	—	23,279,811
Expenditures for segment assets	35,462,305	23,966,051	2,770,129	875,402	—	63,073,887

December 31, 2019

Investments accounted for using the equity method	8,867,316	1,123,490	2,094,401	—	—	12,085,207
Contract assets	4,162,124	1,735,192	—	—	—	5,897,316

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2019

Revenue from external customers	$6,650,515	$1,426,235	$5,542,945	$194,487	$—	$13,814,182
Inter-group revenues (Note 1)	179,571	7,736	2,027,368	248,459	(2,463,134)	—
Segment revenues	6,830,086	1,433,971	7,570,313	442,946	—	16,277,316
Interest income	6,228	3,012	8,341	9,511	(8,714)	18,378
Interest expense	(113,791)	(18,242)	(8,539)	(8,124)	8,714	(139,982)
Depreciation and amortization	(1,118,583)	(413,899)	(84,748)	(70,060)	—	(1,687,290)
Share of the profit or loss of associates and joint ventures	2,518	1,332	2,244	—	—	6,094
Impairment loss	(20,096)	(4)	—	—	—	(20,100)
Segment profit before income tax	253,185	345,086	203,348	(23,291)	—	778,328
Expenditures for segment assets	1,185,634	801,272	92,615	29,268	—	2,108,789

December 31, 2019

Investments accounted for using the equity method	296.467	37,562	70,023	—	—	404,052
Contract assets	139,155	58,014	—	—	—	197,169

Note 1: Inter-group revenues were eliminated upon consolidation.

Note 2: The disaggregated product and service type from the Group's contract with customer is the same as those disclosed in above reportable segment.

Summary of Revenue from Major Products and Services
b.	Revenue from major products and services

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$126,225,119	$178,308,222	$198,916,897	$6,650,515
Testing service	26,157,277	35,903,202	42,658,686	1,426,235
Electronic components manufacturing service	133,948,016	151,890,384	165,789,479	5,542,945
Others	4,110,796	4,990,613	5,817,122	194,487

	$290,441,208	$371,092,421	$413,182,184	$13,814,182

Summary of Geographical Information
c.	Geographical information

The Group’s revenue from external customers by location of headquarter and information about its non-current assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

United States	$196,462,345	$230,791,164	$245,521,027	$8,208,660
Taiwan	35,413,647	45,630,792	51,244,470	1,713,289
Asia	30,201,332	56,031,108	75,938,364	2,538,896
Europe	26,445,240	36,844,258	38,613,132	1,290,977
Others	1,918,644	1,795,099	1,865,191	62,360

	$290,441,208	$371,092,421	$413,182,184	$13,814,182

2)	Non-current assets

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Taiwan	$229,944,505	$239,532,971	$8,008,458
China	59,058,239	68,747,648	2,298,484
Others	25,686,256	26,645,450	890,854

	$314,689,000	$334,926,069	$11,197,796

Non-current assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.